Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes World Investment Series, Inc.Federated Hermes International Leaders FundCLASS A SHARES (TICKER FGFAX)
INSTITUTIONAL SHARES (TICKER FGFLX)Federated Hermes International Small-Mid Company FundCLASS A SHARES (TICKER ISCAX)
INSTITUTIONAL SHARES (TICKER ISCIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSESEach of the Federated Hermes Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of each corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).The above-described Reorganizations were approved by the Hancock Horizon Funds’ shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganizations became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of each Federated Hermes Fund.Hancock Horizon Funds(each a series of The Advisors’Inner Circle Fund II)Federated Hermes Funds(each a series of Federated WorldInvestment Series, Inc.)Hancock Horizon DiversifiedInternational FundFederated Hermes InternationalLeaders FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesHancock Horizon InternationalSmall Cap FundFederated Hermes InternationalSmall-Mid Company FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455543 (9/21)© 2021 FederatedHermes, Inc.
Federated Hermes International Small-Mid Company Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes World Investment Series, Inc.Federated Hermes International Leaders FundCLASS A SHARES (TICKER FGFAX)
INSTITUTIONAL SHARES (TICKER FGFLX)Federated Hermes International Small-Mid Company FundCLASS A SHARES (TICKER ISCAX)
INSTITUTIONAL SHARES (TICKER ISCIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSESEach of the Federated Hermes Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of each corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).The above-described Reorganizations were approved by the Hancock Horizon Funds’ shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganizations became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of each Federated Hermes Fund.Hancock Horizon Funds(each a series of The Advisors’Inner Circle Fund II)Federated Hermes Funds(each a series of Federated WorldInvestment Series, Inc.)Hancock Horizon DiversifiedInternational FundFederated Hermes InternationalLeaders FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesHancock Horizon InternationalSmall Cap FundFederated Hermes InternationalSmall-Mid Company FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455543 (9/21)© 2021 FederatedHermes, Inc.
Federated Hermes International Leaders Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes World Investment Series, Inc.Federated Hermes International Leaders FundCLASS A SHARES (TICKER FGFAX)
INSTITUTIONAL SHARES (TICKER FGFLX)Federated Hermes International Small-Mid Company FundCLASS A SHARES (TICKER ISCAX)
INSTITUTIONAL SHARES (TICKER ISCIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSESEach of the Federated Hermes Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of each corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).The above-described Reorganizations were approved by the Hancock Horizon Funds’ shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganizations became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of each Federated Hermes Fund.Hancock Horizon Funds(each a series of The Advisors’Inner Circle Fund II)Federated Hermes Funds(each a series of Federated WorldInvestment Series, Inc.)Hancock Horizon DiversifiedInternational FundFederated Hermes InternationalLeaders FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesHancock Horizon InternationalSmall Cap FundFederated Hermes InternationalSmall-Mid Company FundInstitutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455543 (9/21)© 2021 FederatedHermes, Inc.